Subsequent Events (Tables)	6 Months Ended
Oct. 02, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Schedule of Business Acquisitions, by Acquisition
The preliminary allocation of the purchase consideration to the assets acquired and liabilities assumed based on the assumptions described above and the financial statement information of SRA as of September 30, 2015 is as follows:

Estimated total purchase consideration	$2,283,041

Preliminary allocation:
Cash, accounts receivable and other current assets	$312,227
PPE and other long term assets	27,569
Intangibles - customer relationships, backlog and other intangibles assets	892,600
Accounts payable and other current liabilities	(225,186)
Other long term liabilities	(24,100)
Deferred tax liabilities	(261,144)
Total identified net assets acquired	721,966
Goodwill	1,561,075
Estimated total purchase consideration	$2,283,041

The following unaudited pro forma financial information presents results as if the Spin-Off, Mergers and the related financing described below occurred on March 29, 2014. The historical consolidated financial information of Computer Sciences GS and SRA has been adjusted in the pro forma information to give effect to the events that are (1) directly attributable to the transactions, (2) factually supportable and (3) expected to have a continuing impact on the combined results. The unaudited pro forma results do not reflect future events that have occurred or may occur after the transactions, including but not limited to, the impact of any actual or anticipated synergies expected to result from the Mergers. Accordingly, the unaudited pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transactions been effected on the assumed date, nor is it necessarily an indication of future operating results.

	Three Months Ended October 2, 2015
	(Amounts in thousands, except per share data and number of shares)
	Historical Computer Sciences GS Three Months Ended October 2, 2015	Effect of Spin-off	Pro-Forma for Spin-Off Only	Historical SRA Three Months Ended September 30, 2015	Effect of Mergers	Pro Forma for Spin-Off and Mergers
Revenue	$969,053	$—	$969,053	$351,006	$—	$1,320,059
Income from continuing operations attributable to Parent	$47,889	$48,951	$96,840	$(3,942)	$10,579	$103,477

(a) Income from continuing operations attributable to Parent effected for the Spin-Off excludes $41,508 of non-recurring costs incurred to give effect to the separation of the Computer Sciences GS Business from CSC and the subsequent Mergers.
(b) Income from continuing operations effected for the Mergers excludes $7,350 of non-recurring costs incurred to give effect to the Mergers.

	Six Months Ended October 2, 2015
	(Amounts in thousands, except per share data and number of shares)
	Historical Computer Sciences GS Six Months Ended October 2, 2015	Effect of Spin-Off	Pro Forma for Spin-Off Only	Historical SRA Six Months Ended September 30, 2015	Effect of Mergers	Pro Forma for Spin-Off and Mergers
Revenue	$1,927,985	$—	$1,927,985	$709,879	$—	$2,637,864
Income from continuing operations attributable to Parent	$110,566	$63,394	$173,960	$(3,026)	$20,135	$191,069

(a) Income from continuing operations attributable to Parent effected for the Spin-Off excludes $56,285 of non-recurring costs incurred to give effect to the separation of the Computer Sciences GS Business from CSC and the subsequent Mergers.
(b) Income from continuing operations effected for the Mergers excludes $7,350 of non-recurring costs incurred to give effect to the Mergers.

	Three Months Ended October 3, 2014
	(Amounts in thousands, except per share data and number of shares)
	Historical Computer Sciences GS Three Months Ended October 3, 2014	Effect of Spin-off	Pro-Forma for Spin-Off Only	Historical SRA Three Months Ended December 31, 2014	Effect of Mergers	Pro Forma for Spin-Off and Mergers
Revenue	$1,036,288	$—	$1,036,288	$342,018	$—	$1,378,306
Income from continuing operations attributable to Parent	$73,605	$3,915	$77,520	$(6,043)	$(1,950)	$69,527

	Six Months Ended October 3, 2014
	(Amounts in thousands, except per share data and number of shares)
	Historical Computer Sciences GS Six Months Ended October 3, 2014	Effect of Spin-off	Pro-Forma for Spin-Off Only	Historical SRA Six Months Ended December 31, 2014	Effect of Mergers	Pro Forma for Spin-Off and Mergers
Revenue	$2,069,595	$—	$2,069,595	$680,632	$—	$2,750,227
Income from continuing operations attributable to Parent	$140,323	$5,468	$145,791	$(10,201)	$(1,456)	$134,134